PAGE 1
Prospectus Supplement June 27, 1997*

IDS Emerging Markets Fund (Oct. 31, 1996) S-6354 A (10/96)

The following is added at page 7 under Performance and is intended to update the financial infromation in the prospectus:

Financial highlights

The table below shows certain important financial information for evaluating the Fund's results.

Period ended April 30,
Per share income and capital changes (a)

                                           Class A     Class B      Class Y
                                            1997(b)     1997(b)      1997(b)

Net asset value,                             $5.00       $5.00        $5.00
beginning of period

Income from investment operations:

Net investment income (loss)                    --        (.01)         .01
Net gains (both realized                       .68         .66          .67
and unrealized)
Total from investment operations               .68         .65          .68

Less distributions:

Distributions from net                        (.01)         --         (.01)
 investment income

Net asset value,                             $5.67       $5.65        $5.67
end of period

Ratios/supplemental data
                                           Class A     Class B      Class Y
                                            1997(b)      997(b)      1997(b)

Net assets, end of period                     $114         $46         $ --
(in millions)
Ratio of expenses to                          1.97%(cg)  2.74%(cg)    1.73%(cg)
average daily net assets (e)
Ratio of net income (loss)                    (.21%)(c) (1.00%)(c)     .25%(c)
to average daily net assets
Portfolio turnover rate                         13%        13%          13%
(excluding short-term securities
for the underlying Portfolio)
Total return (d)                              13.5%       13.1%        13.6%
Average brokerage commission                $.0030      $.0030       $.0030
rate for the underlying Portfolio (f)

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Period from Nov. 13, 1996 (inception date) to April 30, 1997 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect payment of a sales charge.
e Expense ratio is based on total expense of the Fund before reduction of earning credits on cash balances. f The Fund is required to disclose an average brokerage commission rate per share for security trades on which commissions are charged. The comparability of this information may be affected by the fact that commission rates per share vary significantly among foreign countries.
g During the period from Nov. 13, 1996 to April 30, 1997,  AEFC  reimbursed  the
  Fund for certain expenses. Had AEFC not done so, the annual ratios of expenses would have been 2.22%, 2.99% and 2.76% for Class A, B and Y, respectively.





S-6354-1 A (6/97)
*Valid until next prospectus update
 Destroy Dec. 30, 1997

PART C SUPPLEMENT June 27, 1997*

IDS Global Series, Inc. Post-Effective Amendment No. 26
(File No. 33-25824)

The following is added to item 24(a) of Part C:

IDS Global Series, Inc. - IDS Emerging Markets Fund
Statement of assets and liabilities, May 31, 1997
Statement of operations, for the one month ended May 31, 1997
Statement of changes in net assets, for the one month ended May 31, 1997:

Financial statements
Statement of assets and liabilities
IDS Emerging Markets Fund
May 31, 1997

                        Assets
                                                            (Unaudited)

Investment in Emerging Markets Portfolio                   $203,248,714
Organizational costs                                                 43

Total assets                                                203,248,757

                        Liabilities

Accrued distribution fee                                          1,180
Accrued service fee                                                 941
Accrued transfer agency fee                                       1,182
Accrued administrative services fee                                 538
Other accrued expenses                                           40,916
                                                           ------------
Total liabilities                                                44,757

Net assets applicable to outstanding capital stock         $203,204,000
                                                           ============

                        Represented by

Capital stock -- $.01 par value                                   $ 335,186
Additional paid-in capital                                          186,670,247
Excess of  distributions  over net investment  income                   (31,121)
Accumulated net
realized gain 41,143
Unrealized appreciation of investments and on translation
  of assets and liabilities in foreign currencies                    16,188,545

Total -- representing net assets applicable to outstanding
  capital stock                                                    $203,204,000

Net assets applicable to outstanding shares:
                          Class A                                  $143,859,721
                          Class B                                  $ 59,343,065
                          Class Y                                  $      1,214
Net asset value per share of outstanding capital stock:
                          Class A shares                23,705,356 $       6.07
                          Class B shares                 9,813,061 $       6.05
                          Class Y shares                       200 $       6.07

Statement of operations
IDS Emerging Markets Fund
For the one month ended May 31, 1997

                        Investment income
                                                             (Unaudited)
Income:
Dividends                                                      $141,554
Interest                                                        281,364
                                                                -------
Total income                                                    422,918
                                                                -------
Expenses:
Expenses, including investment management services fee,
   allocated from Emerging Markets Portfolio                    160,077
Distribution fee -- Class B                                      31,430
Transfer agency fee                                              38,193
Incremental transfer agency fee-- Class B                           869
Service fee
   Class A                                                       17,861
   Class B                                                        7,333
Administrative services fees and expenses                        14,397
Compensation of board members                                     1,380
Postage                                                           3,032
Registration fees                                                24,407
Reports to shareholders                                           1,378
Audit fees                                                          143
Other                                                               658
                                                                -------
Total expenses                                                  301,158
   Earnings credits on cash balances                              (226)
                                                                -------
Total net expenses                                              300,932
                                                                -------
Investment income -- net                                        121,986
                                                                -------
                        Realized and unrealized gain -- net

Net realized gain on security and foreign currency
   transactions                                               1,162,030
                                                              ---------
Net change in unrealized appreciation or depreciation of
   investments and on translation of assets and liabilities
   in foreign currencies                                     11,429,513
                                                             ----------
Net gain on investments and foreign currencies               12,591,543
                                                             ----------
Net increase in net assets resulting from operations        $12,713,529
                                                             ==========

Financial statements Statement of changes in net assets IDS Emerging Markets Fund For the one month ended May 31, 1997

                        Operations
                                                            (Unaudited)

Investment income -- net                                    $  121,986
Net realized gain on investments and foreign currencies 1,162,030 Net change in unrealized appreciation or depreciation of investments and on translation of assets and liabilities
   in foreign currencies                                    11,429,513
                                                            ----------
Net increase in net assets resulting from operations        12,713,529
                                                           -----------

                        Capital share transactions

Proceeds from sales
   Class A shares                                           23,835,557
   Class B shares                                            9,923,369
Payments for redemptions
   Class A shares                                           (3,195,748)
   Class B shares                                             (283,785)
   Class Y shares                                              (18,127)
                                                           -----------
Increase in net assets from capital share transactions      30,261,266
                                                           -----------
Total increase in net assets                                42,974,795

Net assets at beginning of period                          160,229,205
                                                           -----------
Net assets at end of period
   (excess of distributions over net investment
    income of $(31,121))                                  $203,204,000
                                                          ============





























*Valid until next prospectus update